BORROWINGS - Third party borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 3,348,279	$ 478,798	¥ 2,225,765
Long-term borrowings	3,023,538	432,360	1,660,584
Total	6,371,817	911,158	3,886,349
Unsecured borrowings
Debt Instrument [Line Items]
Short-term borrowings	2,498,052	357,217	1,784,906
Long-term borrowings	1,596,700	228,325	1,037,400
Secured borrowings
Debt Instrument [Line Items]
Short-term borrowings	850,227	121,581	440,859
Long-term borrowings	¥ 1,426,838	$ 204,035	¥ 623,184